Employee Benefit Obligations - Other Postretirement Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic benefit cost:
Total net periodic benefit cost	$ 133
Other post retirement benefits
Employee Benefit Obligations
Estimated actuarial net gain (loss) that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during next fiscal year	6
Estimated prior service cost (benefit) that will be amortized from accumulated other comprehensive earnings (loss) into net periodic benefit cost during next fiscal year	(1)
Components of net periodic benefit cost:
Service cost	1	$ 3	$ 2
Interest cost	9	8	6
Amortization of prior service cost	(1)	(1)	(1)
Recognized net actuarial loss (gain)	(5)	(3)	(2)
Special termination benefits	2		2
Total net periodic benefit cost	$ 6	$ 7	$ 7